Income taxes	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	Income taxes

a)  Income tax expense (recovery)

The Company is subject to income taxes in Canada and the United Kingdom.  The income tax expense (recovery) differs from the amount obtained by applying the applicable statutory income tax rate to loss before income taxes as follows:

	2011	2010	2009
Canadian statutory income tax rate	27.00%	28.88%	30.25%

Income tax (recovery) expense based on statutory income tax rate	$(3,725)	$589,767	$(489,646)
Difference in foreign tax rates	-	(1,223)	27,097
Expiration of tax losses	-	-	-
Non-deductible expenses	192,926	291,268	592,330
Impact of change in tax rates on future tax assets	415,662	(17,035)	524,885
Adjustments in respect of prior year returns	(63,394)	(652,728)	577,399
Capital gain on expiration of unexercised stock purchase warrants	-	-	750,476
Allocation of acquisition future tax liability to future tax expense	-	-	151,000
Allocation of acquisition future tax liability to intangibles	-	-	(126,669)
Allocation of future tax asset to intangibles	-	89,266	-
Allocation of future tax asset to goodwill	-	274,462	-
Other	-	6,856	(2,188)
Change in valuation allowance	(1,656,418)	(5,390,497)	(1,853,684)
Income tax (recover) expense	$(1,114,949)	$(4,809,864)	$151,000

The Company’s (loss) earnings before tax includes $(1,486,491) (2010 – $1,903,781; 2009 – $(414,362)) from domestic operations and $1,472,718 (2010 – $138,349; 2009 – $(1,204,304)) from foreign operations.

b)  Future income tax assets and liabilities

The tax effect of temporary differences that give rise to significant portions of future income tax assets (liabilities) is as follows:

Future income tax assets

	2011	2010	2009

Net operating loss carry-forwards	$6,141,715	$6,944,472	$8,344,444
Property and equipment	2,830,398	2,725,577	2,174,502
Share issue costs	787	107,611	243,506
Other	36,662	71,190	344,369
	9,009,562	9,848,850	11,106,821
Future income tax liabilities

Intangible assets	(87,895)	(335,819)	(1,090,165)
Related party interest accrued	(103,687)	(105,216)	(106,964)
Net future tax asset	8,817,980	9,407,815	9,909,692
Valuation allowance	(1,752,123)	(3,546,311)	(9,909,692)
Future income tax assets, net	$7,065,857	$5,861,504	$-

As at September 30, 2011, the Company had $9,754,550 (2010 - $8,812,504) of net operating loss carry-forwards in Canada available to reduce taxable income in future years.  These income tax losses expire as follows:

2014	$60,497
2015	1,708,154
2026	2,248,406
2027	3,121,223
2028	2,616,270

$9,754,550

The Company has $14,796,141 (£9,166,238) of future losses for tax purposes in the United Kingdom that do not have an expiry date and which are available to reduce taxable trading income in future periods.

The Company’s valuation allowance of $1,752,123 (2010:  $3,546,311) relates to the portion of net future tax assets of it’s UK subsidiaries, PNI Digital Media Ltd. and PNI Digital Media Europe Ltd., that do not meet the more likely than not threshold.